Depreciation and Amortization - Disclosure of depreciation and amortization (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 1,277,911	$ 952,508	$ 326,491
General and administrative [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	1,242,748	833,029	123,960
Selling and marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	13,655	77,804	129,265
Research and development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 21,508	$ 41,675	$ 73,266